Equity - Dividends and Allocation of Net Income (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019 R$ / shares
Shareholders equity details [abstract]
Legal reserve as percentage of net income	5.00%
Interim Dividends Paid Per Share	R$ 0.20
Dividends payable per share	R$ 0.24
Statutory reserve as percentage of net income	50.00%